Accrued Expenses and Other Current Liabilities (Tables)	12 Months Ended
Dec. 31, 2022
Accrued Expenses And Other Current Liabilities [Abstract]
Schedule of accrued expenses and other current liabilities
	2022	2021
	In thousands of USD
Payable for property purchased	$-	$1,782
Salary payable	1,021	1,110
Other	680	169
Total	$1,701	$3,061